Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income (Unaudited) - NZD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017		Jan. 31, 2018
Continuing operations
Revenue	$ 56,750	$ 59,787
Cost of sale of goods	(39,072)	(40,207)
Gross profit	17,678	19,580
Brand management	(25,399)	(25,873)
Administrative expenses	(1,851)	(1,891)
Corporate expenses	(7,901)	(7,028)
Finance expense	(2,454)	(5,027)
Brand transition, restructure and transaction expenses	(5,157)	(1,112)
Impairment expense	(4,181)
Other foreign currency gains/(losses)	3,535	(934)
Fair value gain/(loss) on Convertible Notes derivative	(775)	3,246
Loss before income tax	(26,505)	(19,039)
Income tax (expense)/benefit	411	(174)
Loss for the period	(26,094)	(19,213)		$ 37,593
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(420)	757
Other comprehensive income/(loss) for the period, net of tax	(420)	757
Total comprehensive income/(loss) for the period	(26,515)	(18,456)
Total comprehensive income/(loss) attributable to:
Owners of Naked Brand Group Limited	$ (26,515)	$ (18,456)
Earnings per share from loss from continuing operations attributable to the ordinary equity holders of Naked Brand Group Limited
Basic loss per share (NZ$)	$ (1.28)	$ (0.89)	[1]
Diluted loss per share (NZ$)	$ (1.28)	$ (0.89)	[1]

[1]	As a result of the stock consolidation on 19 June 2018 the calculation of basic and diluted earnings per share for 2017 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares. See note 16 for further information.